Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 20, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)				Compensation Actually Paid to CEO(2)
	Colo (First CEO)	Bratcher (Second CEO)	Gall (Third CEO)	Francis (Fourth CEO)	Colo (First CEO)	Bratcher (Second CEO)	Gall (Third CEO)	Francis (Fourth CEO)
	($)	($)	($)	($)	($)	($)	($)	($)
2025	N/A	N/A	2,205,993	4,980,533	N/A	N/A	$1,529,844	4,411,550
2024	N/A	1,669,326	N/A	N/A	N/A	296,388	N/A	N/A
2023	4,709,865	N/A	N/A	N/A	4,318,377	N/A	N/A	N/A
2022	4,069,977	N/A	N/A	N/A	5,284,166	N/A	N/A	N/A
2021	3,373,695	N/A	N/A	N/A	4,038,070	N/A	N/A	N/A

Company Selected Measure Name			Adjusted Operating Income
Named Executive Officers, Footnote			Amounts represent the compensation reported in the “Total” column of the Summary Compensation Table for David J. Colo, David S. Bratcher, Mr. Gall, and Ms. Francis for the years in which they served as CEO. Our CEO (i) for 2025 was Mr. Gall (from January 1 to July 20, 2025) and Ms. Francis (from July 21 to December 31, 2025), (ii) for 2024 was Mr. Bratcher, and (iii) for 2023, 2022, and 2021 was Mr. Colo. Amounts represent the average of the amounts reported for the Other NEOs in the “Total” column of the Summary Compensation Table in each applicable year. Our Other NEOs (i) for 2025 were Ms. Lapish and Mr. Pasagic, (ii) for 2024 were Mr. Gall, Ms. Lapish, Mr. Pasagic, and Curtis C. Landherr; (iii) for 2023 were Mr. Bratcher, Mr. Gall, Mr. Landherr, and Mr. Pasagic; (iv) for 2022 were Mr. Gall, Mr. Bratcher, David E. Dykstra, Stephen J. Glaser, Ms. Lapish, and Mr. Pasagic; and (v) for 2021 were Mr. Gall, Mr. Bratcher, Mr. Dykstra, and Mr. Glaser.
Peer Group Issuers, Footnote			The reported peer group is the Russell 2000 – Consumer Staples Index. We used this index as our industry comparison index in the stock performance graph required by SEC rules as reported in our Annual Report on Form 10-K for the year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote	Amounts represent the amount of CAP to the CEOs, calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with SEC rules, the following adjustments were made to Mr. Gall’s and Ms. Francis’ compensation for 2025 to determine their CAP.

Name	Summary Compensation Table Total ($)	Minus:	Plus:	Compensation Actually Paid ($)
		Summary Compensation Table Stock and Option Awards ($)	Equity Awards Adjustments(A) ($)
Brandon M. Gall	2,205,993	1,128,738	452,589	1,529,844
Julie M. Francis	4,980,533	3,955,579	3,386,596	4,411,550
(A)The equity award adjustments are shown in the following table.

Name	Year-End Fair Value of Equity Awards That Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year-End of Equity Awards Granted in Prior Year and Forfeited During Year ($)	Change in Fair Value from Prior Year-End to this Year-End of Equity Awards Granted in a Prior Year That Remain Outstanding and Unvested ($)	Total Equity Awards Adjustments ($)
Brandon M. Gall	773,323	(113,838)	0	(206,896)	452,589
Julie M. Francis	3,386,596	0	0	0	3,386,596

Non-PEO NEO Average Total Compensation Amount			$ 740,852	$ 1,084,333	$ 1,409,103	$ 1,345,585	$ 1,139,922
Non-PEO NEO Average Compensation Actually Paid Amount			$ 532,153	170,808	1,298,732	1,371,973	1,441,624
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent the average amount of CAP to the Other NEOs, calculated in accordance with SEC rules. The amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the Other NEOs for 2025 to determine CAP.

Average Reported Summary Compensation Table Total for Other NEOs ($)	Minus:	Plus:	Average Compensation Actually Paid to Other NEOs ($)
	Average Reported Summary Compensation Table Stock and Option Awards for Other NEOs ($)	Average Equity Adjustments for Other NEOs(A) ($)
740,852	311,456	102,757	532,153
(A)     The equity award adjustments are shown in the following table.

Average Year-End Fair Value of Equity Awards that Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Average Change in Fair Value from Prior-Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value as of Prior Year-End of Equity Awards Granted in Prior Year and Forfeited During Year ($)	Average Change in Fair Value from Prior Year-End to this Year-End of Equity Awards Granted in a Prior Year That Remain Outstanding and Unvested ($)	Total Average Equity Awards Adjustments ($)
231,761	(25,760)	0	(103,244)	102,757

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table			Adjusted Operating Income •Adjusted EBITDA •Adjusted Basic EPS
Total Shareholder Return Amount			$ 53.74	84.42	209.85	225.52	179.30
Peer Group Total Shareholder Return Amount			126.88	153.88	128.73	116.57	135.66
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (107,830,000)	$ 34,470,000	$ 107,130,000	$ 108,870,000	$ 90,820,000
Company Selected Measure Amount			89,170,000	170,690,000	180,300,000	148,970,000	126,360,000
PEO Name	Ms. Francis	Mr. Gall		David S. Bratcher	David J. Colo	David J. Colo	David J. Colo
Additional 402(v) Disclosure			The reported total shareholder return (“TSR”) is calculated based on a fixed investment of $100 made on December 31, 2020 through and including the end of the fiscal year for each year reported in the table, assuming dividend reinvestment. Amounts represent the amount of net income reflected in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description			Our Company-selected measure is Adjusted Operating Income, a non-GAAP measure, as defined under “Compensation Discussion and Analysis.” While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Adjusted Operating Income is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link CAP to our NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Basic EPS
Gall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,205,993
PEO Actually Paid Compensation Amount			1,529,844
Francis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,980,533
PEO Actually Paid Compensation Amount			4,411,550
Bratcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,669,326
PEO Actually Paid Compensation Amount				$ 296,388
Colo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,709,865	$ 4,069,977	$ 3,373,695
PEO Actually Paid Compensation Amount					$ 4,318,377	$ 5,284,166	$ 4,038,070
PEO | Gall [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,128,738)
PEO | Gall [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			452,589
PEO | Gall [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			773,323
PEO | Gall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(206,896)
PEO | Gall [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(113,838)
PEO | Gall [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Francis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,955,579)
PEO | Francis [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,386,596
PEO | Francis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,386,596
PEO | Francis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Francis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Francis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(311,456)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			102,757
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			231,761
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(103,244)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,760)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0